Derivative Financial Instruments - Disclosure of Fair Value of Financial Instruments (Details) (Bendon Limited) - NZD ($) $ in Thousands	Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
DisclosureOfDerivativeOnConvertibleNotesLineItems [Line Items]
Current assets, Forward exchange contracts	$ 220				$ 2,289
Current liabilities, Forward exchange contracts		2,087			1
Bendon Limited [Member]
DisclosureOfDerivativeOnConvertibleNotesLineItems [Line Items]
Current assets, Forward exchange contracts					2,289
Current liabilities, Forward exchange contracts		$ 2,087	$ 4,188	$ 5,531	$ 1